CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Cash	$ 28,860,000	$ 35,024,000
Current Assets:
Accounts receivable, net of allowance of $4,404 and $2,465, respectively	277,146,000	241,905,000
Prepaid expenses and income taxes	13,308,000	7,482,000
Deferred income tax assets	15,746,000	14,374,000
Workers' Compensation and Medical Malpractice Receivable, Current	13,370,000	14,390,000
Other current assets	3,121,000	3,071,000
Disposal Group, Including Discontinued Operation, Assets, Current	34,353,000	34,191,000
Total current assets	385,904,000	350,437,000
Property and equipment, net	44,311,000	36,048,000
Goodwill	512,060,000	514,426,000
Identifiable intangible assets, net	250,609,000	273,623,000
Other non-current assets	7,617,000	8,687,000
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	73,673,000	75,588,000
Total Assets	1,274,174,000	1,258,809,000
Current Liabilities:
Current portion of long-term debt	18,250,000	10,000,000
Accounts payable	7,925,000	7,360,000
Accrued payroll and contract professional pay	82,563,000	72,246,000
Workers’ compensation loss reserves	15,564,000	17,123,000
Income taxes payable	340,000	13,120,000
Other current liabilities	20,729,000	26,460,000
Disposal Group, Including Discontinued Operation, Liabilities, Current	20,195,000	21,986,000
Total current liabilities	165,566,000	168,295,000
Deferred income tax liabilities	63,821,000	46,789,000
Long-term debt	396,875,000	389,813,000
Other long-term liabilities	7,937,000	8,597,000
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	5,567,000	5,182,000
Total liabilities	639,766,000	618,676,000
Commitments and Contingencies (Note 8)	0	0
Stockholders’ equity:
Preferred Stock, $0.01 par value, 1,000,000 shares authorized, no shares issued	0	0
Common Stock, $0.01 par value, 75,000,000 shares authorized, 51,386,693 and 53,926,525 issued and outstanding, respectively	514,000	539,000
Paid-in capital	483,902,000	493,279,000
Retained earnings	154,562,000	146,199,000
Accumulated other comprehensive income (loss)	(4,570,000)	116,000
Total stockholders’ equity	634,408,000	640,133,000
Total Liabilities and Stockholders’ Equity	$ 1,274,174,000	$ 1,258,809,000